U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


   1.   Name and address of issuer:

        The Chaconia Income & Growth Fund, Inc.
        c/o American Data Services, Inc.
        24 West Carver Street
        Huntington, NY  11743

   2.   Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list
        series or classes):                                               [X]

   3.   Investment Company Act File Number:  811-06194

        Securities Act File Number:  033-37426

   4(a). Last day of fiscal year for which this notice is filed: December 31, 1997

   4(b).     Check box if this Form is being filed late (i.e., more
             than 90 calendar days after the end of the issuer's
             fiscal year).  (See Instruction A.2):                        [_]

   4(c).     Check box if this is the last time the issuer will be
             filing this Form:                                            [_]

   5.   Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):             $9,600,706

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:                $2,079,887

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                         $    -0-

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii)]:                                 $2,079,887

        (v)     Net sales -- if Item 5(i) is greater than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:        $7,520,819

        (vi)    Redemption credits available for use
                in future years -- if Item 5(i) is
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                      $(__________)

        (vii)   Multiplier for determining registration fee
                (See Instruction C.9):                              x .000295

        (viii)  Registration fee due [multiply Item 5(v) by
                Item 5(vii) (enter "0" if no fee is due):          $ 2,218.64

   6.   Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________

   7.   Interest due -- if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D):
                                                                +$    -0-

   8.   Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:            =$ 2,218.64

   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery

                    [X]     Wire Transfer
                    [_]     Mail or other means


   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*               /s/ Ulice Payne, Jr.
                                           Ulice Payne, Jr., Secretary

   Date:        March 24, 1998


   *Please print the name and title of the signing officer below the signature.